Related Parties Disclosure (Tables)	6 Months Ended
Jun. 30, 2026
Related Parties Disclosure [Abstract]
Schedule of Condensed Consolidated Financial Statements

As of June 30, 2026, the condensed consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as of June 30, 2026	% ownership as of December 31, 2025	Nature of business
SEALSQ France SAS	France	2010	EUR 1,473,162	100%	100%	Chip manufacturing, sales & distribution
SEALSQ Japan KK	Japan	2017	JPY 1,000,000	100%	100%	Sales & distribution
SEALSQ France Taiwan Branch	Taiwan	2017	TWD 100,000	100%	100%	Sales & distribution
SEALSQ USA Ltd	U.S.A.	2024	Nil	100%	100%	Sales & distribution
IC’Alps SAS	France	2018	EUR 1,100,000	100%	100%	Custom ASIC design services
Miraex SA	Switzerland	2019	CHF 904,536	100%	-	Photonic integrated circuit (PIC) platform
Wecan Group SA	Switzerland	2017	CHF 304,911	55.52%	31.87%	Blockchain solutions for data quality and compliance in the financial sector

Schedule of Equity Investments	As per the table below, as of June 30, 2026, the Group holds two equity investments in an unconsolidated affiliate over which it exercises significant influence, but which are not consolidated because the Group does not control the entities.
Company Name	% ownership as of June 30, 2026	% ownership as of December 31, 2025	Nature of relationship
Quantix Edge Security S.L.	5.00%	5.00%	Equity method investment
WISeSat.Space Corp	8.08%	8.08%	Equity method investment

Schedule of Related Party Transactions and Balances

Related party transactions and balances

		Receivables as of		Payables as of		Net expenses to		Net income from
		June 30,	December 31,	June 30,	December 31,	in the six months ended June 30,		in the six months ended June 30,
	Related Parties (in USD’000)	2026 (unaudited)	2025	2026 (unaudited)	2025	2026 (unaudited)	2025 (unaudited)	2026 (unaudited)	2025 (unaudited)
1	Carlos Moreira	-	-	-	614	-	-	-	-
2	John O’Hara	-	-	5	4	-	-	-	-
3	Ruma Bose	-	-	-	-	47	125	-	-
4	Cristina Dolan	-	-	-	-	47	136	-	-
5	David Fergusson	-	-	-	14	47	108	-	-
6	Eric Pellaton	-	-	-	-	47	124	-	-
7	Peter Ward	-	-	-	-	-	1,472	-	-
8	Danil Kerimi		-		-	-	27	-	-
9	Hossein Rahnama	-	-	-	-	-	12	-	-
10	Antoine Kohler	-	-	5	-	5	-	-	-
11	WISeKey International Holding AG	14,063	8,107	1,232	1,563	1,136	500	1,326	1,662
12	WISeKey SA	132	81	256	270	191	495	-	-
13	WISeSat. Space AG	4	-	-	-	-	-	-	-
14	WISeCoin AG	-	-	340	347	4	10	-	-
15	Wecan Group SA	-	-	-	-	-	-	63	-
16	SEALCOIN AG	557	468	-	-	-	-	106	80
17	Quantix Edge Security SL	752	-	-	-	-	-	753	-
18	Quobly SAS	1,164	-	-	-	-	-	-	-
19	Related parties of Carlos Moreira	-	-	139	-	401	-	-	-
	Total	16,672	8,656	1,977	2,812	1,925	3,009	2,248	1,742